Related parties (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	$ 370	$ 232
Accounts receivable	115	63
Cash and cash equivalents	1,189	283
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	7	34
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	9	32
Accounts receivable		13
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	41	19
PTVI [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	254	149
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	9	1
Accounts receivable	6	5
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	279	216
Accounts receivable	48	37
Cosan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		3
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	82	16
Cash and cash equivalents	1,003	261
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	9
Cash and cash equivalents	186	22
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	49	7
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	91	16
Accounts receivable	49	10
Cash and cash equivalents	1,189	283
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 18	$ 16